RELATED PARTY DISCLOSURES	12 Months Ended
Dec. 31, 2021
RELATED PARTY DISCLOSURES
Related Party Disclosures

19. RELATED PARTY DISCLOSURES

Key management personnel compensation

In addition to their contracted fees, directors and officers also participate in the Company’s stock option program. Certain executive officers are subject to termination notices of 24 to 36 months and change of control payments (Note 20). Key management personnel compensation is comprised of the following:

Thousands of United States dollars	Year ended December 31, 2021	Year ended December 31, 2020	Period from incorporation on March 13, 2019 to December 31, 2019
Directors’ and officers’ compensation	$2,261	$1,938	$557
Share-based payments	2,373	4,167	68
	$4,634	$6,105	$625

The Company defines key management personnel as those persons having authority and responsibility for planning, directing, and controlling the activities of the Company directly or indirectly, and was determined to be executive officers and directors (executive and non-executive) of the Company. The remuneration of directors and key executives is determined by the Board of Directors of the Company having regard to the performance of individuals and market trends.

As at December 31, 2021, $0.3 million of the above directors’ and officers’ compensation was included in the trade payables and accrued liabilities (2020 – nil). These amounts are unsecured, non-interest bearing and due on demand. The share-based payments amount above for 2021 includes 333,333 common shares to the Chief Executive Officer of the Company, valued at $1.7 million, that were recorded to equity as share issuance costs as payment related to services provided during the Company’s initial public offering process (Note 16).

Related party transactions

During the year ended December 31, 2021, the Company incurred expenses for consulting, rent and promotion services in the amount of $0.1 million (2020 - $0.1 million, 2019 - $0.1 million) from 2227929 Ontario Inc., an entity affiliated with a former director, and expenses for consulting in the amount of $0.2 million (2020 - $0.1 million, 2019 - $0.1 million) total from Forbes and Manhattan Inc and 2051580 Ontario Corp., two entities affiliated with a former director. As at December 31, 2021, $6,000 (2020 - $11,000) was owed to 2227929 Ontario Inc., $11,000 (2020 - $11,000) was owed to Forbes and Manhattan Inc. and $nil was owed to 2051580 Ontario Corp. These amounts were included in trade payables and accrued liabilities, and are unsecured, non-interest bearing and due on demand. Fred Leigh is a former director of the Company and is also a director and officer of 2227929 Ontario Inc. Stan Bharti is a former director and former Chairman of the Company and is also a director of Forbes and Manhattan Inc.

As at December 31, 2021, $nil (2020 - $0.2 million) was owed to Medivolve Inc. and was included in trade payables and accrued liabilities, and is unsecured, non-interest bearing and due on demand. Deborah Battiston is the former Chief Financial Officer of the Company and is also the Chief Financial Officer of Medivolve Inc.

See Note 6 for loans receivable and advances to related parties. See Note 14 for loans payable to related parties.